Note 8 - Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Conversions of Convertible Preferred Stock [Table Text Block]
	2014	2013	2012
Conversion of Series A Preferred Shares	202,857	2,048,570	1,882,667
Conversion of Series B Preferred Shares	4,428,571	-0-	-0-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	5,108,826	$0.66
Issued – Series D Warrants (1)	16,666,666	0.17
Issued – Series E Warrants (1)	16,666,666	0.14
Issued – Series F Warrants (1)	16,666,666	0.17
Issued – Placement Agent Warrants (1)	1,333,333	0.17
Outstanding at September 30, 2015	56,442,157	$0.20
Exercisable at September 30, 2015	39,775,491	$0.21

Expiration Date	Number of Shares	Weighted Average Exercise Price
December 31, 2016	1,806,159	$1.00
January 16, 2017	45,000	1.00
January 31, 2017	567,001	1.00
March 21, 2017	2,690,666	0.35
Total Outstanding at December 31, 2014	5,108,826	$0.66

Schedule of Stock by Class [Table Text Block]
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	21,126,760
Common Stock Purchase Warrants	56,442,157
Equity Incentive Plans	1,197,529
Total	79,052,160

Stock Purchase Warrants	5,108,826
Stock Option Plan	1,197,529
Series B Convertible Preferred Stock	285,715
Total	6,592,070